SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	20,531,276	17,910,054
Capitalization of Intangible Assets	$ 73	$ 0
Patents [Member]
Significant Accounting Policies [Line Items]
Capitalization of Intangible Assets	$ 7